Stadion Managed Portfolio
RISK/RETURN SUMMARIES STADION MANAGED PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Stadion Managed Portfolio (the “Managed Fund”) is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A shares of the Managed Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 31 and in the Statement of Additional Information in the “Additional Purchase and Redemption Information” section beginning on page 24.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Stadion Managed Portfolio		Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load)		6.75%	none	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	[1]	1.00%	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stadion Managed Portfolio		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.04%	1.04%	1.04%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.21%	0.24%	0.20%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	[1]	1.72%	2.50%	1.46%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the Managed Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in shares of the Managed Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Managed Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example Stadion Managed Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	740	1,086	1,455	2,488
Class C Shares	253	779	1,331	2,836
Class I Shares	149	462	797	1,746

Assuming No Redemption
Expense Example, No Redemption Stadion Managed Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	740	1,086	1,455	2,488
Class C Shares	253	779	1,331	2,836
Class I Shares	149	462	797	1,746

Portfolio Turnover

The Managed Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Managed Fund’s performance. During the most recent fiscal year, the Managed Fund’s portfolio turnover rate was 1,018% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Managed Fund invests primarily in indexed investments and cash positions. Indexed investments include exchange-traded funds or ETFs (funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds or other index- or sector-based groups of related securities) and index-based mutual funds or other investment companies (collectively, “Indexed Investments”). Cash positions include cash and short-term, highly liquid investments (such as money market mutual funds) that are generally convertible into cash (“Cash Positions”). In allocating the Managed Fund’s assets, Stadion Money Management, LLC (the “Advisor”) uses a proprietary, technically driven asset allocation model to determine a weighted average score for “market risk” based on a combination of factors selected by the Advisor. Examples of technical indicators examined by the Advisor include:

•	Market breadth;

•	Trend determination;

•	Sector analysis; and

•	Relative strength/performance.

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different markets and market sectors. For example, the Advisor will use the model to make a technical determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores, and seeks to divest investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Advisor’s investment philosophy emphasizes purchasing Indexed Investments, which the Advisor believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). In general, the Managed Fund will purchase or increase its exposure to Indexed Investments tracking equity markets or market sectors when the Advisor’s asset allocation model and risk analysis indicates that the applicable market or sector is at low risk of losing value or presents opportunities for growth and appreciation. The Managed Fund will generally sell interests or reduce investment exposure in Indexed Investments tracking equity markets or market sectors in favor of fixed-income Indexed Investments or Cash Positions when the Advisor’s asset allocation model and risk analysis indicates that such markets have become or are becoming risky. As a result, the Managed Fund may be substantially or fully invested in fixed-income Indexed Investments, Cash Positions, and similar securities when the Advisor believes there are significant risks in the equity markets.

The Advisor intends to invest in Cash Positions, and manage such Cash Positions strategically, when it believes markets are overvalued or market risk is too high. As part of its principal investment strategy, the Managed Fund may invest up to 100% of its portfolio in Cash Positions.

As a result of its trading strategies, the Managed Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Managed Fund is expected to be significantly greater than 100%.

The Managed Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Managed Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Managed Fund is best suited for long-term investors.

PRINCIPAL RISKS

An investment in the Managed Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Managed Fund will be successful in meeting its investment objective. Generally, the Managed Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Managed Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Managed Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Managed Fund changes daily based on the performance of the securities in which it invests. The ability of the Managed Fund to meet its investment objective is directly related to the ability of the Advisor’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Advisor’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Managed Fund invests will be correct or produce the desired results. If the Advisor fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Managed Fund’s share price may be adversely affected.

Risks Related to “Fund of Funds” Structure: Under the Investment Company Act of 1940 (the “1940 Act”), the Managed Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Managed Fund from allocating its investments in the manner the Advisor considers optimal, or cause the Advisor to select an investment other than that which the Advisor considers optimal.

Since the Managed Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Managed Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Managed Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Managed Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Sector Risk: Another area of risk involves the potential focus of the Managed Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Managed Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Managed Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors. The sectors in which the Managed Fund may invest in more heavily will vary.

Tracking Risk: Investment in the Managed Fund should be made with the understanding that the Indexed Investments in which the Fund invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Indexed Investments in which the Managed Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the Indexed Investments may, from time to time, temporarily be unavailable, which may further impede the Indexed Investments’ ability to track their applicable indices or match their performance.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Managed Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Managed Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Managed Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Fixed Income Risk: There are risks associated with the potential investment of the Managed Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Managed Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Managed Fund’s Statement of Additional Information (“SAI”).

•	Credit Risk. The value of the Managed Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Managed Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Managed Fund’s fixed income investments can be expected to decline.

•	Maturity Risk. The value of the Managed Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Managed Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the Managed Fund’s SAI.

Small Capitalization Companies Risk: The Managed Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than  $1 billion in capitalization). Investing in the securities of small capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Managed Fund. The bar chart shows changes in the performance of the Fund’s Class A shares for each full calendar year since their commencement of operations. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Managed Fund’s Class A and Class C shares compare with broad measures of market performance. Performance is not shown for Class I shares because they commenced operations on May 28, 2010 and therefore do not have a performance history for a full calendar year. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. How the Managed Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns Class A Performance

•	During the periods shown in the bar chart above, the highest return for a calendar quarter was 8.56% (quarter ended September 30, 2009).

•	During the periods shown in the bar chart above, the lowest return for a calendar quarter was -3.79% (quarter ended December 31, 2009).

•	The 2011 calendar year-to-date total return for Class A shares was -3.60% through June 30, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Managed Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Average Annual Total Returns Stadion Managed Portfolio	1 Year	Since Inception of Class A Shares (9-15-2006)	Since Inception of Class C Shares (10-1-2009)	Inception Date
Class A Shares	4.27%	3.51%		Sep 15, 2006
Class A Shares - Return After Taxes on Distributions	3.90%	2.49%		Sep 15, 2006
Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares	2.78%	2.40%		Sep 15, 2006
Class C Shares	9.77%		6.21%	Oct 1, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.03%	19.73%
80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	13.68%	2.35%	16.97%

Stadion Core Advantage Portfolio
STADION CORE ADVANTAGE PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Stadion Core Advantage Portfolio (the “Core Advantage Fund”) is to seek capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Advantage Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A shares of the Core Advantage Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 31 and in the Statement of Additional Information in the “Additional Purchase and Redemption Information” section beginning on page 24.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Stadion Core Advantage Portfolio		Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load)		6.75%	none	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	[1]	1.00%	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stadion Core Advantage Portfolio		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.47%	1.20%	6.73%
Acquired Fund Fees and Expenses		0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	2.21%	3.69%	8.22%
Expense Reimbursements	[2]	(0.02%)	(0.75%)	(6.28%)
Total Annual Fund Operating Expenses After Expense Reimbursements	[1][2]	2.19%	2.94%	1.94%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Expense Reimbursements" will not correlate to the Core Advantage Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
[2]	Stadion Money Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Core Advantage Fund under which it has agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2012. The Expense Limitation Agreement may be terminated by the Trust or the Advisor at the end of its then-current term upon not less than 90 days' notice.

Example

This Example is intended to help you compare the cost of investing in shares of the Core Advantage Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Core Advantage Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual agreement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption At End of Period

Expense Example Stadion Core Advantage Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	784	1,225	1,690	2,972
Class C Shares	297	1,060	1,843	3,893
Class I Shares	197	1,837	3,373	6,802

Assuming No Redemption
Expense Example, No Redemption Stadion Core Advantage Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	784	1,225	1,690	2,972
Class C Shares	297	1,060	1,843	3,893
Class I Shares	197	1,837	3,373	6,802

Portfolio Turnover

The Core Advantage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Core Advantage Fund’s performance. During the most recent fiscal year, the Core Advantage Fund’s portfolio turnover rate was 476% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Core Advantage Fund invests primarily in an allocation of indexed investments and cash positions. Indexed investments include exchange-traded funds or ETFs (funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds or other index- or sector-based groups of related securities), and index-based mutual funds or other investment companies (collectively, “Indexed Investments”). Cash positions include cash and short-term, highly liquid investments (such as money market mutual funds) that are generally convertible into cash (“Cash Positions”). In allocating the Core Advantage Fund’s assets, the Advisor uses a proprietary, technically driven asset allocation model to determine a weighted average score for “market risk” based on a combination of factors selected by the Advisor. Examples of technical indicators examined by the Advisor include:

•	Market breadth;

•	Trend determination;

•	Sector analysis; and

•	Relative strength/performance.

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different markets and market sectors. For example, the Advisor will use the model to make a technical determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores by purchasing or increasing its exposure to Indexed Investments tracking applicable equity markets or market sectors, and seeks to divest investments in markets and market sectors with high risk scores by selling interests or reducing investment exposure in Indexed Investments tracking equity markets or market sectors in favor of fixed-income Indexed Investments or Cash Positions.

To participate in markets and market sectors, the Advisor’s investment philosophy emphasizes purchasing Indexed Investments, which the Advisor believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.).

The Core Advantage Fund will generally invest as follows:

•	The Core Position. Approximately 50% of the Core Advantage Fund’s assets will be invested in one or more broad-based equity or fixed-income Indexed Investments, such as the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Barclays Capital U.S. Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index or market sector Indexed Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The Core Advantage Fund’s investments within the Core Position may change from time to time as the Advisor deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Core Advantage Fund will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

•	The Satellite Position. Approximately 50% of the Core Advantage Fund’s assets will be invested primarily in market sector Indexed Investments, fixed-income Indexed Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time. In addition, as part of its principal investment strategy, the Satellite Position of the Core Advantage Fund may invest up to 100% of its portfolio in Cash Positions.

The Core Advantage Fund’s Core Position will normally be fully invested and not in Cash Positions in order to blend the benefits of the market exposure gained through having approximately 50% of the Fund’s assets invested in broad-based equity or fixed-income market or market sector indexes in varying market conditions with the Satellite Position’s benefits of actively managing approximately 50% of the Fund’s assets using a market-sector, fixed-income and Cash Position rotation investing strategy.

As a result of its trading strategies, the Core Advantage Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Core Advantage Fund is expected to be significantly greater than 100%.

The Core Advantage Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Core Advantage Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Core Advantage Fund is best suited for long-term investors.

PRINCIPAL RISKS

An investment in the Core Advantage Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Core Advantage Fund will be successful in meeting its investment objective. Generally, the Core Advantage Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Core Advantage Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Core Advantage Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Core Advantage Fund changes daily based on the performance of the securities in which it invests. The ability of the Core Advantage Fund to meet its investment objective is directly related to the ability of the Advisor’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Advisor’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Core Advantage Fund invests will be correct or produce the desired results. If the Advisor fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Core Advantage Fund’s share price may be adversely affected.

Risks Related to “Fund of Funds” Structure: Under the Investment Company Act of 1940 (the “1940 Act”), the Core Advantage Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Core Advantage Fund from allocating its investments in the manner the Advisor considers optimal, or cause the Advisor to select an investment other than that which the Advisor considers optimal.

Since the Core Advantage Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Core Advantage Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of the fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Core Advantage Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Core Advantage Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Sector Risk: Another area of risk involves the potential focus of the Core Advantage Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Core Advantage Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Core Advantage Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in those sectors. The sectors in which the Core Advantage Fund may invest in more heavily will vary.

Tracking Risk: Investment in the Core Advantage Fund should be made with the understanding that the Indexed Investments in which the Fund invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Indexed Investments in which the Core Advantage Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the Indexed Investments may, from time to time, temporarily be unavailable, which may further impede the Indexed Investments’ ability to track their applicable indices or match their performance.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Core Advantage Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Core Advantage Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Core Advantage Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Fixed Income Risk: There are risks associated with the potential investment of the Core Advantage Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Core Advantage Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Core Advantage Fund’s Statement of Additional Information (“SAI”).

•	Credit Risk. The value of the Core Advantage Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Core Advantage Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Core Advantage Fund’s fixed income investments can be expected to decline.

•	Maturity Risk. The value of the Core Advantage Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Core Advantage Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the Core Advantage Fund’s SAI.

Small Capitalization Companies Risk: The Core Advantage Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than  $1 billion in capitalization). Investing in the securities of small capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Core Advantage Fund. The bar chart shows changes in the performance of the Fund’s Class A shares for each full calendar year since their commencement of operations. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Core Advantage Fund’s Class A shares compare with broad measures of market performance. Performance is not shown for Class I shares because they commenced operations on May 28, 2010 and therefore do not have a performance history for a full calendar year. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. How the Core Advantage Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns Class A Performance

•	During the periods shown in the bar chart above, the highest return for a calendar quarter was 13.12% (quarter ended September 30, 2009).

•	During the periods shown in the bar chart above, the lowest return for a calendar quarter was -12.46% (quarter ended December 31, 2008).

•	The 2011 calendar year-to-date total return for Class A shares was 0.43% through June 30, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Core Advantage Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Average Annual Total Returns Stadion Core Advantage Portfolio	1 Year	Since Inception of Class A Shares (9-15-2006)	Since Inception of Class C Shares (10-1-2009)	Inception Date
Class A Shares	7.77%	1.92%		Sep 15, 2006
Class A Shares - Return After Taxes on Distributions	7.77%	1.73%		Sep 15, 2006
Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares	5.05%	1.58%		Sep 15, 2006
Class C Shares	13.32%		13.33%	Oct 1, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.03%	19.73%
80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	13.68%	2.35%	16.97%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	STADION INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0001221482
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct 5, 2011
Effective Date	dei_DocumentEffectiveDate	Oct 5, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Stadion Managed Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARIES STADION MANAGED PORTFOLIO
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Stadion Managed Portfolio (the “Managed Fund”) is to seek long-term capital appreciation,
Secondary objectives	rr_ObjectiveSecondaryTextBlock	while maintaining a secondary emphasis on capital preservation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A shares of the Managed Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 31 and in the Statement of Additional Information in the “Additional Purchase and Redemption Information” section beginning on page 24.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Managed Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Managed Fund’s performance. During the most recent fiscal year, the Managed Fund’s portfolio turnover rate was 1,018% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	1018.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Managed Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Managed Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Managed Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Managed Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Assuming No Redemption
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Managed Fund invests primarily in indexed investments and cash positions. Indexed investments include exchange-traded funds or ETFs (funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds or other index- or sector-based groups of related securities) and index-based mutual funds or other investment companies (collectively, “Indexed Investments”). Cash positions include cash and short-term, highly liquid investments (such as money market mutual funds) that are generally convertible into cash (“Cash Positions”). In allocating the Managed Fund’s assets, Stadion Money Management, LLC (the “Advisor”) uses a proprietary, technically driven asset allocation model to determine a weighted average score for “market risk” based on a combination of factors selected by the Advisor. Examples of technical indicators examined by the Advisor include:

•	Market breadth;

•	Trend determination;

•	Sector analysis; and

•	Relative strength/performance.

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different markets and market sectors. For example, the Advisor will use the model to make a technical determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores, and seeks to divest investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Advisor’s investment philosophy emphasizes purchasing Indexed Investments, which the Advisor believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). In general, the Managed Fund will purchase or increase its exposure to Indexed Investments tracking equity markets or market sectors when the Advisor’s asset allocation model and risk analysis indicates that the applicable market or sector is at low risk of losing value or presents opportunities for growth and appreciation. The Managed Fund will generally sell interests or reduce investment exposure in Indexed Investments tracking equity markets or market sectors in favor of fixed-income Indexed Investments or Cash Positions when the Advisor’s asset allocation model and risk analysis indicates that such markets have become or are becoming risky. As a result, the Managed Fund may be substantially or fully invested in fixed-income Indexed Investments, Cash Positions, and similar securities when the Advisor believes there are significant risks in the equity markets.

The Advisor intends to invest in Cash Positions, and manage such Cash Positions strategically, when it believes markets are overvalued or market risk is too high. As part of its principal investment strategy, the Managed Fund may invest up to 100% of its portfolio in Cash Positions.

As a result of its trading strategies, the Managed Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Managed Fund is expected to be significantly greater than 100%.

The Managed Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Managed Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Managed Fund is best suited for long-term investors.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Managed Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Managed Fund will be successful in meeting its investment objective. Generally, the Managed Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Managed Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Managed Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Managed Fund changes daily based on the performance of the securities in which it invests. The ability of the Managed Fund to meet its investment objective is directly related to the ability of the Advisor’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Advisor’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Managed Fund invests will be correct or produce the desired results. If the Advisor fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Managed Fund’s share price may be adversely affected.

Risks Related to “Fund of Funds” Structure: Under the Investment Company Act of 1940 (the “1940 Act”), the Managed Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Managed Fund from allocating its investments in the manner the Advisor considers optimal, or cause the Advisor to select an investment other than that which the Advisor considers optimal.

Since the Managed Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Managed Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Managed Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Managed Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Sector Risk: Another area of risk involves the potential focus of the Managed Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Managed Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Managed Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors. The sectors in which the Managed Fund may invest in more heavily will vary.

Tracking Risk: Investment in the Managed Fund should be made with the understanding that the Indexed Investments in which the Fund invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Indexed Investments in which the Managed Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the Indexed Investments may, from time to time, temporarily be unavailable, which may further impede the Indexed Investments’ ability to track their applicable indices or match their performance.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Managed Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Managed Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Managed Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Fixed Income Risk: There are risks associated with the potential investment of the Managed Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Managed Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Managed Fund’s Statement of Additional Information (“SAI”).

•	Credit Risk. The value of the Managed Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Managed Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Managed Fund’s fixed income investments can be expected to decline.

•	Maturity Risk. The value of the Managed Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Managed Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the Managed Fund’s SAI.

Small Capitalization Companies Risk: The Managed Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than  $1 billion in capitalization). Investing in the securities of small capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies.

May Lose Money	rr_RiskLoseMoney	An investment in the Managed Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Managed Fund. The bar chart shows changes in the performance of the Fund’s Class A shares for each full calendar year since their commencement of operations. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Managed Fund’s Class A and Class C shares compare with broad measures of market performance. Performance is not shown for Class I shares because they commenced operations on May 28, 2010 and therefore do not have a performance history for a full calendar year. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. How the Managed Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Managed Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance is not shown for Class I shares because they commenced operations on May 28, 2010 and therefore do not have a performance history for a full calendar year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-383-7636
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.stadionfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Managed Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns Class A Performance
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
•	During the periods shown in the bar chart above, the highest return for a calendar quarter was 8.56% (quarter ended September 30, 2009).

•	During the periods shown in the bar chart above, the lowest return for a calendar quarter was -3.79% (quarter ended December 31, 2009).

•	The 2011 calendar year-to-date total return for Class A shares was -3.60% through June 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	2011 calendar year-to-date total return for Class A shares
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	(3.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.79%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not applicable to investors who hold shares of the Managed Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Managed Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Stadion Managed Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFFX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	6.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	740
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,086
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,455
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	740
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,086
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,488
2007	rr_AnnualReturn2007	7.59%
2008	rr_AnnualReturn2008	(5.77%)
2009	rr_AnnualReturn2009	2.73%
2010	rr_AnnualReturn2010	10.59%
1 Year	rr_AverageAnnualReturnYear01	4.27%
Since Inception of Class A Shares (9-15-2006)	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2006
Stadion Managed Portfolio | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.90%
Since Inception of Class A Shares (9-15-2006)	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2006
Stadion Managed Portfolio | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.78%
Since Inception of Class A Shares (9-15-2006)	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2006
Stadion Managed Portfolio | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFYX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	253
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	779
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,331
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,836
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	779
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,331
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,836
1 Year	rr_AverageAnnualReturnYear01	9.77%
Since Inception of Class C Shares (10-1-2009)	stadion_AverageAnnualReturnSinceInceptionClassC	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Stadion Managed Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFVX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	149
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	462
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	797
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,746
Stadion Managed Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception of Class A Shares (9-15-2006)	rr_AverageAnnualReturnSinceInception	1.03%
Since Inception of Class C Shares (10-1-2009)	stadion_AverageAnnualReturnSinceInceptionClassC	19.73%
Stadion Managed Portfolio | 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.68%
Since Inception of Class A Shares (9-15-2006)	rr_AverageAnnualReturnSinceInception	2.35%
Since Inception of Class C Shares (10-1-2009)	stadion_AverageAnnualReturnSinceInceptionClassC	16.97%
Stadion Core Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	STADION CORE ADVANTAGE PORTFOLIO
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Stadion Core Advantage Portfolio (the “Core Advantage Fund”) is to seek capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Advantage Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in Class A shares of the Core Advantage Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 31 and in the Statement of Additional Information in the “Additional Purchase and Redemption Information” section beginning on page 24.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Core Advantage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Core Advantage Fund’s performance. During the most recent fiscal year, the Core Advantage Fund’s portfolio turnover rate was 476% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	476.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Core Advantage Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Expense Reimbursements" will not correlate to the Core Advantage Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Core Advantage Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Core Advantage Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual agreement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption At End of Period

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Assuming No Redemption
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Core Advantage Fund invests primarily in an allocation of indexed investments and cash positions. Indexed investments include exchange-traded funds or ETFs (funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds or other index- or sector-based groups of related securities), and index-based mutual funds or other investment companies (collectively, “Indexed Investments”). Cash positions include cash and short-term, highly liquid investments (such as money market mutual funds) that are generally convertible into cash (“Cash Positions”). In allocating the Core Advantage Fund’s assets, the Advisor uses a proprietary, technically driven asset allocation model to determine a weighted average score for “market risk” based on a combination of factors selected by the Advisor. Examples of technical indicators examined by the Advisor include:

•	Market breadth;

•	Trend determination;

•	Sector analysis; and

•	Relative strength/performance.

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different markets and market sectors. For example, the Advisor will use the model to make a technical determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores by purchasing or increasing its exposure to Indexed Investments tracking applicable equity markets or market sectors, and seeks to divest investments in markets and market sectors with high risk scores by selling interests or reducing investment exposure in Indexed Investments tracking equity markets or market sectors in favor of fixed-income Indexed Investments or Cash Positions.

To participate in markets and market sectors, the Advisor’s investment philosophy emphasizes purchasing Indexed Investments, which the Advisor believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.).

The Core Advantage Fund will generally invest as follows:

•	The Core Position. Approximately 50% of the Core Advantage Fund’s assets will be invested in one or more broad-based equity or fixed-income Indexed Investments, such as the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Barclays Capital U.S. Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index or market sector Indexed Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The Core Advantage Fund’s investments within the Core Position may change from time to time as the Advisor deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Core Advantage Fund will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

•	The Satellite Position. Approximately 50% of the Core Advantage Fund’s assets will be invested primarily in market sector Indexed Investments, fixed-income Indexed Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time. In addition, as part of its principal investment strategy, the Satellite Position of the Core Advantage Fund may invest up to 100% of its portfolio in Cash Positions.

The Core Advantage Fund’s Core Position will normally be fully invested and not in Cash Positions in order to blend the benefits of the market exposure gained through having approximately 50% of the Fund’s assets invested in broad-based equity or fixed-income market or market sector indexes in varying market conditions with the Satellite Position’s benefits of actively managing approximately 50% of the Fund’s assets using a market-sector, fixed-income and Cash Position rotation investing strategy.

As a result of its trading strategies, the Core Advantage Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Core Advantage Fund is expected to be significantly greater than 100%.

The Core Advantage Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Core Advantage Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Core Advantage Fund is best suited for long-term investors.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Core Advantage Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Core Advantage Fund will be successful in meeting its investment objective. Generally, the Core Advantage Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Core Advantage Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Core Advantage Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Core Advantage Fund changes daily based on the performance of the securities in which it invests. The ability of the Core Advantage Fund to meet its investment objective is directly related to the ability of the Advisor’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Advisor’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Core Advantage Fund invests will be correct or produce the desired results. If the Advisor fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Core Advantage Fund’s share price may be adversely affected.

Risks Related to “Fund of Funds” Structure: Under the Investment Company Act of 1940 (the “1940 Act”), the Core Advantage Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Core Advantage Fund from allocating its investments in the manner the Advisor considers optimal, or cause the Advisor to select an investment other than that which the Advisor considers optimal.

Since the Core Advantage Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Core Advantage Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of the fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Core Advantage Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Core Advantage Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Sector Risk: Another area of risk involves the potential focus of the Core Advantage Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Core Advantage Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Core Advantage Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in those sectors. The sectors in which the Core Advantage Fund may invest in more heavily will vary.

Tracking Risk: Investment in the Core Advantage Fund should be made with the understanding that the Indexed Investments in which the Fund invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Indexed Investments in which the Core Advantage Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the Indexed Investments may, from time to time, temporarily be unavailable, which may further impede the Indexed Investments’ ability to track their applicable indices or match their performance.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Core Advantage Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Core Advantage Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Core Advantage Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Fixed Income Risk: There are risks associated with the potential investment of the Core Advantage Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Core Advantage Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Core Advantage Fund’s Statement of Additional Information (“SAI”).

•	Credit Risk. The value of the Core Advantage Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Core Advantage Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Core Advantage Fund’s fixed income investments can be expected to decline.

•	Maturity Risk. The value of the Core Advantage Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Core Advantage Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the Core Advantage Fund’s SAI.

Small Capitalization Companies Risk: The Core Advantage Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than  $1 billion in capitalization). Investing in the securities of small capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies.

May Lose Money	rr_RiskLoseMoney	An investment in the Core Advantage Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Core Advantage Fund. The bar chart shows changes in the performance of the Fund’s Class A shares for each full calendar year since their commencement of operations. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Core Advantage Fund’s Class A shares compare with broad measures of market performance. Performance is not shown for Class I shares because they commenced operations on May 28, 2010 and therefore do not have a performance history for a full calendar year. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. How the Core Advantage Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Core Advantage Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance is not shown for Class I shares because they commenced operations on May 28, 2010 and therefore do not have a performance history for a full calendar year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-383-7636
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.stadionfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Core Advantage Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns Class A Performance
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
•	During the periods shown in the bar chart above, the highest return for a calendar quarter was 13.12% (quarter ended September 30, 2009).

•	During the periods shown in the bar chart above, the lowest return for a calendar quarter was -12.46% (quarter ended December 31, 2008).

•	The 2011 calendar year-to-date total return for Class A shares was 0.43% through June 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	2011 calendar year-to-date total return for Class A shares
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	0.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.46%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not applicable to investors who hold shares of the Core Advantage Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Core Advantage Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Stadion Core Advantage Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFRX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	6.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%	[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	2.19%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	784
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,225
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,690
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,972
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	784
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,225
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,690
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,972
2007	rr_AnnualReturn2007	6.98%
2008	rr_AnnualReturn2008	(23.29%)
2009	rr_AnnualReturn2009	14.43%
2010	rr_AnnualReturn2010	14.30%
1 Year	rr_AverageAnnualReturnYear01	7.77%
Since Inception of Class A Shares (9-15-2006)	rr_AverageAnnualReturnSinceInception	1.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2006
Stadion Core Advantage Portfolio | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.77%
Since Inception of Class A Shares (9-15-2006)	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2006
Stadion Core Advantage Portfolio | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.05%
Since Inception of Class A Shares (9-15-2006)	rr_AverageAnnualReturnSinceInception	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2006
Stadion Core Advantage Portfolio | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFZX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.69%	[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	2.94%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	297
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,060
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,843
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,893
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	297
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,060
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,843
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	3,893
1 Year	rr_AverageAnnualReturnYear01	13.32%
Since Inception of Class C Shares (10-1-2009)	stadion_AverageAnnualReturnSinceInceptionClassC	13.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Stadion Core Advantage Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETFWX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.22%	[3]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.28%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	1.94%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	197
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,837
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,373
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	6,802
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,837
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	3,373
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	6,802
Stadion Core Advantage Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception of Class A Shares (9-15-2006)	rr_AverageAnnualReturnSinceInception	1.03%
Since Inception of Class C Shares (10-1-2009)	stadion_AverageAnnualReturnSinceInceptionClassC	19.73%
Stadion Core Advantage Portfolio | 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.68%
Since Inception of Class A Shares (9-15-2006)	rr_AverageAnnualReturnSinceInception	2.35%
Since Inception of Class C Shares (10-1-2009)	stadion_AverageAnnualReturnSinceInceptionClassC	16.97%

[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 18 months of purchase.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the Managed Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
[3]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Expense Reimbursements" will not correlate to the Core Advantage Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
[4]	Stadion Money Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Core Advantage Fund under which it has agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2012. The Expense Limitation Agreement may be terminated by the Trust or the Advisor at the end of its then-current term upon not less than 90 days' notice.